Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Payables And Accruals [Line Items]
Accounts payable		$ 615	$ 3,838
Accrued inventory		3,321	906
Accrued compensation		2,169	5,679
Accrued taxes and penalties		1,732	1,708
Accrued lease termination costs		360	272
Accrued technology and subscription fees		1,536	2,233
Accrued interest		1,440	1,305
Accrued insurance settlement liability			2,100
Accrued AR development rights holdback liability			2,183
Other accrued liabilities		2,316	4,829
Total Accounts payable and accrued liabilities		13,489	$ 25,053
European Wax Center, Inc. and Subsidiaries
Payables And Accruals [Line Items]
Accounts payable	$ 4,201	615
Accrued inventory	3,262	3,321
Accrued compensation	4,258	2,169
Accrued taxes and penalties	1,690	1,732
Accrued lease termination costs	348	360
Accrued technology and subscription fees	534	1,536
Accrued interest	764	1,440
Accrued professional fees	2,075	967
Other accrued liabilities	1,601	1,349
Total Accounts payable and accrued liabilities	$ 18,733	$ 13,489